Offsets	Sep. 19, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FIRST MAJESTIC SILVER CORP
Form or Filing Type	F-10
File Number	333-273734
Initial Filing Date	Aug. 04, 2023
Fee Offset Claimed	$ 38,570.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	350,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 350,000,000.00
Termination / Withdrawal Statement	A filing fee of $55,100 was previously paid in connection with the registration of $500,000,000 of securities registered on Form F-10 (File No. 333-273734), of which $350,000,000 remain unsold. The Registrant has terminated or completed any offering that included such unsold securities.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FIRST MAJESTIC SILVER CORP
Form or Filing Type	F-10
File Number	333-273734
Filing Date	Aug. 04, 2023
Fee Paid with Fee Offset Source	$ 38,570.00